Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 258
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

SUPPLEMENTAL SCHEDULE
ENVIRI RETIREMENT SAVINGS AND INVESTMENT PLAN
SCHEDULE H, LINE 4(i) - FORM 5500
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EMPLOYER IDENTIFICATION NUMBER - 23-1483991
THREE-DIGIT PLAN NUMBER - 258
AS OF DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment, including maturity date, rate of interest, collateral and par or maturity value	(d) Cost	(e) Current Value (in thousands)
*	Investments in Master Trust	Master Trust	**	$5,739

	Allspring Government Money Market Fund	Mutual fund	**	12,368
	BlackRock Total Return Fund	Mutual fund	**	2,549
	Dodge & Cox Stock Fund	Mutual fund	**	11,180
	DWS RREEF Real Assets Fund	Mutual fund	**	79
	EuroPacific Growth Fund	Mutual fund	**	5,738
	JPMorgan Large Cap Growth Fund	Mutual fund	**	6,179
	Loomis Sayles Global Bond Fund	Mutual fund	**	238
	New York Life Investments Winslow Large Cap Growth Fund	Mutual fund	**	29,430
	MFS Mid Cap Growth Fund	Mutual fund	**	3,780
	Neuberger Berman Genesis Fund	Mutual fund	**	3,552
*	Principal Investors Fund Inc - Real Estate Securities Fund	Mutual fund	**	2,223
	T Rowe Price Retirement 2005 Fund	Mutual fund	**	390
	T Rowe Price Retirement 2010 Fund	Mutual fund	**	618
	T Rowe Price Retirement 2015 Fund	Mutual fund	**	2,239
	T Rowe Price Retirement 2020 Fund	Mutual fund	**	6,495
	T Rowe Price Retirement 2025 Fund	Mutual fund	**	14,202
	T Rowe Price Retirement 2030 Fund	Mutual fund	**	28,805
	T Rowe Price Retirement 2035 Fund	Mutual fund	**	25,491
	T Rowe Price Retirement 2040 Fund	Mutual fund	**	23,692
	T Rowe Price Retirement 2045 Fund	Mutual fund	**	15,543
	T Rowe Price Retirement 2050 Fund	Mutual fund	**	13,534
	T Rowe Price Retirement 2055 Fund	Mutual fund	**	10,546
	T Rowe Price Retirement 2060 Fund	Mutual fund	**	3,274
	T Rowe Price Retirement 2065 Fund	Mutual fund	**	1,565
	Vanguard Extended Market Index Fund	Mutual fund	**	2,900
	Vanguard Inflation-Protected Securities Fund	Mutual fund	**	948
	Vanguard Institutional Index Fund	Mutual fund	**	34,234
	Vanguard Mid-Cap Value Index Fund/Open-end Fund	Mutual fund	**	4,873
	Vanguard Total Bond Market Index Fund	Mutual fund	**	2,937
	Vanguard Total International Stock Index Fund	Mutual fund	**	2,604
	Total mutual funds			272,206
*	Notes receivable from participants - Interest at 4.25% to 9.50%, fully secured by vested benefits, due 2026 to 2040	Participant loans		3,185
				$281,130
* Party in interest
** Cost information is not presented because investments are participant directed.